NOTE 7 - DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$25,066	9.29%	$25,075	10.30%
Third Party - Insurance Note 2	8,501	10.75%	11,679	10.00%
Third Party - Insurance Note 3	14,763	10.25%	12,903	9.24%
Total	$48,330		$49,657

Notes Payable - Related Parties

The Company’s notes payable to related parties classified as current liabilities consist of the following as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
Notes Payable	Principal	Interest	Principal	Interest
CEO	$—		$9,078	8%
Sub-total current portion	—		9,078
Add long-term portion-CEO	—		39,137
Total	$—		$48,215